Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Cost	$ 32,099	$ 27,828
Accumulated amortization	21,652	19,224
Net	10,447	8,604
Computer Equipment [Member]
Cost	29,687	26,335
Accumulated amortization	20,153	18,134
Furniture and Fixtures [Member]
Cost	1,846	1,062
Accumulated amortization	1,164	853
Leasehold Improvements [Member]
Cost	566	431
Accumulated amortization	$ 335	$ 237